Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of fair value of the outstanding warrants
	December 31, 2022	December 31, 2021
Market price per share (USD/share)	$1.31	$10.37
Exercise price (USD/share)	17.60	17.60
Risk free rate	4.18%	1.16%
Dividend yield	0%	0%
Expected term/Contractual life (years)	3.32	4.32
Expected volatility	96.90%	147.33%

Schedule of reconciliation of the beginning and ending balances of warrants liability
Beginning balance, May 19, 2021	$1,152
Fair value change of the issued warrants included in earnings	(61)
Ending balance, December 31, 2021	1,091

Beginning balance, January 1, 2022	$1,091
Fair value change of the issued warrants included in earnings	(1,063)
Ending balance, December 31, 2022	$28